Taylor Frigon Core Growth Fund
	Schedule of Investments
	February 29, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
371,329	Compugen Ltd. * (Israel)	$ 958,029	2.93%

Communications Equipment, NEC
25,315	Napco Security Technologies, Inc.	1,139,934	3.48%

Computer Storage Devices
18,919	Pure Storage, Inc. - Class A *	996,085	3.04%

Electromedical & Electrotherapeutic Apparatus
24,102	InMode Ltd. * (Israel)	530,244	1.62%

Electronic Components, NEC
7,547	Impinj, Inc. *	824,283	2.52%

Food & Kindred Products
176,360	Real Good Food Company, Inc. - Class A *	204,578	0.62%

General Industrial Machinery & Equipment, NEC
15,697	Symbotic, Inc. *	618,462	1.89%

In Vitro & In Vivo Diagnostic Substances
1,371	IDEXX Laboratories, Inc. *	788,640	2.41%

IT Services
9,302	Cloudflare, Inc. - Class A *	916,619
64,404	Grid Dynamics Holdings, Inc. - Class A *	868,810
2,248	MongoDB, Inc. - Class A *	1,006,160
3,896	NICE Ltd. **	955,104
		3,746,693	11.44%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,796	Edwards Lifesciences Corporation *	491,907	1.50%

Printed Circuit Boards
134,027	Nano Dimension Ltd. **	381,977	1.17%

Printing Trades Machinery & Equipment
42,671	Kornit Digital Ltd. * (Israel)	767,651	2.34%

Radio & TV Broadcasting & Communications Equipment
71,155	Vuzix Corporation *	120,252	0.37%

Retail - Auto Dealers & Gasoline Stations
12,100	Carvana Co. - Class A *	918,753	2.81%

Retail - Eating & Drinking Places
29,444	Dutch Bros Inc. - Class A *	857,704	2.62%

Retail - Shoe Stores
10,753	Boot Barn Holdings, Inc. *	994,653	3.04%

Semiconductors & Related Devices
1,989	Monolithic Power Systems, Inc.	1,432,160
66,600	QuickLogic Corporation *	993,672
21,723	Tower Semiconductor Ltd. * (Israel)	714,252
		3,140,084	9.59%

Services - Amusement & Recreation Services
66,922	Bowlero Corp. - Class A	833,179	2.54%

Services - Business Services, NEC
25,196	Fiverr International Ltd. * (Israel)	594,626
79,432	Repay Holdings Corporation - Class A *	690,264
		1,284,890	3.92%

Services - Computer Integrated Systems Design
56,163	Ebix, Inc. *	53,355	0.16%

Services - Computer Programming Services
2,935	EPAM Systems, Inc. *	893,414	2.73%

Services - Computer Programming, Data Processing, Etc.
7,749	Wix.com Ltd. * (Israel)	1,086,255	3.32%

Services - Miscellaneous Business Services
7,991	NV5 Global, Inc. *	812,765	2.48%

Services - Prepackaged Software
8,974	Bill.com Holdings, Inc. *	568,323
4,247	CyberArk Software Ltd. * (Israel)	1,120,189
25,229	Mobileye Global Inc. Class - A * (Israel)	642,583
12,670	Procore Technologies, Inc. *	988,640
81,161	Zuora, Inc. - Class A *	655,781
		3,975,516	12.14%

Special Industry Machinery, NEC
249,765	Velo3D, Inc. *	68,211	0.21%

Surgical & Medical Instruments & Apparatus
132,282	Apyx Medical Corporation *	277,792
88,829	ClearPoint Neuro, Inc. *	567,617
10,317	Glaukos Corporation *	913,983
18,946	NovoCure Limited (Jersey) *	290,063
18,736	PROCEPT BioRobotics Corporation *	905,698
49,359	Vapotherm, Inc. *	49,359
		3,004,512	9.17%

Telephone & Telegraph Apparatus
849,187	Akoustis Technologies, Inc. *	528,024
45,907	AudioCodes Ltd. (Israel)	624,335
		1,152,359	3.52%

X-Ray Apparatus & Tubes & Related Irradiation Apparatus
23,234	Nano-X Imaging Ltd. (Israel) *	259,291	0.79%

Total for Common Stocks (Cost $27,142,527)		30,903,676	94.37%

WARRANTS

29,761	Vapotherm, Inc. Warrant * ***	-	0.00%

Total for Warrants (Cost $14,286)

Total Investments		30,903,676
	(Cost - $27,156,813)

Other Assets in Excess of Liabilities		1,843,100	5.63%

Net Assets		$ 32,746,776	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** Vapotherm, Inc. warrants expire February 10, 2028 with an exercise price of $9.36